As filed with the Securities and Exchange Commission on October 20, 2016
 File Nos. 333-159484 and 811-22298

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 239
and/or
REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940
Amendment No. 243

(Check appropriate box or boxes)
Starboard Investment Trust
 (Exact Name of Registrant as Specified in Charter)
116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
 (Address of Principal Executive Offices)
252-972-9922
(Registrant's Telephone Number, including Area Code)

Terrence O. Davis
Holland & Knight, LLP
1180 West Peachtree Street
Suite 1800 NW
Atlanta, GA 30309

Approximate Date of Proposed Public Offering:	As soon as practicable after the effective
date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[   ] on (date) pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 239 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 23237 filed September 28, 2016 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 20th day of October, 2016.

STARBOARD INVESTMENT TRUST
By:	/s/ Matthew J. Beck
Matthew J. Beck
Secretary and Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

*	Trustee and Chairman	October 20, 2016
James H. Speed, Jr.

*	Trustee	October 20, 2016
J. Buckley Strandberg

*	Trustee	October 20, 2016
Michael G. Mosley

*	Trustee	October 20, 2016
Theo H. Pitt, Jr.

*	President and Principal Executive Officer	October 20, 2016
Katherine M. Honey

*	Treasurer, Assistant Secretary and Principal	October 20, 2016
Ashley E. Harris	Financial Officer

* By: /s/ Matthew J. Beck	Dated: October 20, 2016
Matthew J. Beck Secretary and Attorney-in-Fact